Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Operations (Unaudited)
Revenue	$ 135,886	$ 183,722	$ 491,544	$ 3,010,870	$ 3,188,019	$ 21,251,518
Cost of revenue	0	251,891	3,029	2,163,354	2,721,207	13,675,103
Gross Profit	135,886	(68,169)	488,515	847,516	466,812	7,576,415
Operating expenses:
Sales and marketing	14,854	85,193	107,373	321,229	387,359	725,687
Product development	14,981	84,871	32,238	411,433	416,897	1,358,675
Amortization of intangibles	235,640	321,963	822,737	955,391	1,277,355	3,650,206
General and administrative	5,363,706	1,534,339	7,055,956	5,255,043	6,121,508	15,275,003
Total operating expenses	5,629,181	2,026,366	8,018,304	6,943,096	8,203,119	25,430,110
LOSS FROM CONTINUING OPERATIONS	(5,493,295)	(2,094,535)	(7,529,789)	(6,095,580)	(7,736,307)	(17,853,695)
OTHER INCOME (EXPENSE)
Interest expense	(104,933)	(622,883)	(623,254)	(1,784,252)	(2,150,541)	(965,323)
Income from ERC Credit	0	1,422,773	0	2,177,568	2,177,568	0
Finance cost				(327,073)	(495,153)	0
Impairment expense	(24,881)		(24,881)		0	4,420,539
Gain on assets sale	1,513,430	0	1,763,430	0	551,127	0
Gain on debt extinguishment	(9,101,126)	0	(8,521,149)	0	0	1,205,195
Loss on fair value of marketable securities	(104,705)	0	(246,532)	0	(170,383)	0
Fair value of warrant liability					96,000	0
Gain on settlement of payables	0	0	0	178,749
Other income (expense)	352	(12,566)	5,698	(11,262)	(6,601)	17,878
Change in fair value of warrant liability	5,135	0	72,755	0
Total other income (expenses)	(7,816,728)	787,324	(7,573,933)	233,730	2,017	257,750
Loss from continuing operations before income taxes	(13,310,023)	(1,307,211)	(15,103,722)	(5,861,850)	(7,734,290)	(17,595,945)
Provision for income taxes	0	0	0	0	0	0
Net Loss from continuing operations	(13,310,023)	(1,307,211)	(15,103,722)	(5,861,850)	(7,734,290)	(17,595,945)
Net income from discontinued operations	0	276,529	0	535,126	1,074,391	1,121,257
Net Loss	(13,310,023)	(1,030,682)	(15,103,722)	(5,326,724)	(6,659,899)	(16,474,688)
Deemed dividends	0	0	0	(503,643)	(503,642)	(1,921,213)
Net loss attributable to common shareholders	$ (13,310,023)	$ (1,030,682)	$ (15,103,722)	$ (5,830,367)	$ (7,163,541)	$ (18,395,901)
Net loss from continuing operations per common share - basic and diluted	$ (2.66)	$ (0.96)	$ (4.59)	$ (4.82)	$ (6.08)	$ (17.45)
Net income from discontinued operations per common share - basic and diluted		0.20		0.44	0.85	1.11
Net loss per common share - basic and diluted	$ (2.66)	$ (0.75)	$ (4.59)	$ (4.79)	$ (5.64)	$ (18.24)
Weighted average common shares - basic and diluted	5,001,209	1,367,343	3,289,330	1,215,995	1,271,071	1,008,568